Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				¥ 4,981,705	¥ 4,974,757
Revenue		¥ 3,587,695	$ 515,340
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				1,971,113	1,639,248
Revenue		1,388,107	199,389
Property and equipment, net		100,389		59,745		$ 14,420
Non-PRC.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]			3,010,592	3,335,509
Revenue	[1]	2,199,588	315,951
Property and equipment, net		3,008		4,174		$ 432
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue				1,731,490	2,071,646
Revenue		1,342,021	192,769
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[2]			¥ 1,279,102	¥ 1,263,863
Revenue	[2]	¥ 857,567	$ 123,182

[1]	Non-PRC revenue refers to revenues generated by the Group’s operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
[2]	No individual country, other than disclosed above, exceeded 10% of total revenues for the year ended December 31, 2019.